As filed with the Securities and Exchange Commission on January 12, 2007
Registration No. 333-138051

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
(Check Appropriate box or boxes)

☐	Registration Statement under the Securities Act of 1933
☒	Pre-Effective Amendment No. 2
☐	Post-Effective Amendment No.

and/or

☐	Registration Statement under the Investment Company Act of 1940
☐	Amendment No.

GSC Investment LLC(1)
(Exact name of Registrant as specified in its charter)

12 East 49th Street, Suite 3200 New York, New York 10017
(Address of Principal Executive Offices)
(212) 884-6200
(Registrant’s Telephone Number, Including Area Code)

Thomas V. Inglesby GSC Investment LLC 12 East 49th Street, Suite 3200 New York, New York 10017
(Name and Address of Agent for Service)

Copies to:
Winthrop B. Conrad, Jr. Danforth Townley Davis Polk & Wardwell 450 Lexington Avenue New York, New York 10017 (212) 450-4890 (212) 450-3890 (fax)	Jay L. Bernstein, Esq. Richard I. Horowitz, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019 (212) 878-8000 (212) 878-8375 (fax)

     Approximate Date of commencement of proposed sale to the public: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered only in connection with dividend reinvestment plans, please check the following box......☐

It is proposed that this filing will become effective (check appropriate box):
☐	When declared effective pursuant to Section 8(c).
If appropriate, check the following box:
☐	This amendment designates a new effective date for a previously filed registration statement.
☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is _______________________________.

(1)	To be merged into GSC Investment Corp. as described in the Explanatory Note on page 1.

TABLE OF CONTENTS

EXPLANATORY NOTE	1
PART C – OTHER INFORMATION	1
Item 25. Financial Statements and Exhibits	1
SIGNATURES	3
INDEX OF EXHIBITS	4

EXPLANATORY NOTE

     This registration statement on Form N-2 is being filed by GSC Investment LLC, a Maryland limited liability company. Prior to the effectiveness of the registration statement, GSC Investment LLC will merge with and into GSC Investment Corp., a Maryland corporation. Therefore, investors in this offering will only receive, and the prospectus only describes the offering of, shares of common stock of GSC Investment Corp.

     This Amendment No. 2 to the Registration Statement on Form N-2 (File No. 333-138051) is being filed in order to file Exhibits e, g, j, k.2, k.3, k.5, k.6 and k.7 which were not filed with the original filing and to modify the provisions of Item 25 of Part C and the Index to Exhibits of the Registration Statement. This Amendment No. 2 does not modify any provisions of the Prospectus contained in Part A and B or Items 26, 27, 28, 29, 30, 31, 32, 33 or 34 of Part C of the Registration Statement. Accordingly, the Prospectus and those Items of Part C have not been included in this Amendment No. 2.

PART C – OTHER INFORMATION

Item 25. Financial Statements and Exhibits

   1.      Financial Statements

      Not applicable.

   2.      Exhibits

Exhibit Number	Description

a	Form of Charter of GSC Investment Corp.*
b	Form of bylaws of GSC Investment Corp.*
c	Not applicable.
d.1	Specimen certificate of GSC Investment Corp.’s common stock, par value $0.0001 per share.*
d.2	Form of Registration Rights Agreement dated , 2007 between GSC Investment Corp., GSCP (NJ) L.P., JP Morgan Securities, Inc., and UBS Securities LLC.*
e	Form of Dividend Reinvestment Plan.**
f.1	Form of senior secured revolving Credit Facility dated , 2007 among GSC Investment Corp., the lenders party thereto and Citibank, N.A., as administrative agent.*
f.2	Form of short-term senior secured Credit Facility dated , 2007 between GSC Partners CDO Fund III, Limited and Citibank, N.A. and JPMorgan Chase Bank, N.A.*
g	Form of Investment Advisory and Management Agreement dated , 2007 between GSC Investment LLC and GSCP (NJ) L.P.**
h	Form of Underwriting Agreement dated , 2007 between GSC Investment Corp. and Citigroup Global Markets, Inc. and J.P. Morgan Securities Inc., as representatives of the underwriters named therein.*
i.	Not Applicable.
j	Form of Custody Agreement dated , 2007 between GSC Investment LLC and .**
k.1	Form of Transfer Agency and Registrar Agreement dated , 2007 between GSC Investment Corp. and American Stock Transfer and Trust Company.*
k.2	Form of Administration Agreement dated , 2007 between GSC Investment Corp. and GSCP (NJ) L.P.**
k.3	Form of Trademark License Agreement dated , 2007 between GSC Investment Corp. and GSCP (NJ) L.P **
k.4	Contribution and Exchange Agreement dated October 17, 2006 among GSC Investment LLC, GSC CDO III, L.L.C., GSCP (NJ), L.P., and the other investors party thereto. ***
k.5	Portfolio Acquisition Agreement dated , 2007 between GSC Investment Corp. and GSC Partners CDO Fund III, Limited. **
k.6	Form of Indemnification Agreement dated , 2007 between GSC Investment LLC and each officer and director of GSC Investment LLC.**
k.7	Form of Indemnification Agreement dated , 2007 between GSC Investment LLC and each investment committee member of GSCP (NJ) L.P.**

Exhibit Number	Description

l	Opinion of Davis Polk & Wardwell, counsel to the Registrant.*
m.	Not applicable.
n.1	Consent of Thomas V. Inglesby pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.***
n.2	Consent of Richard M. Hayden pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.***
n.3	Consent of Robert F. Cummings, Jr. pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.***
n.4	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.***
n.5	Consent of Davis Polk & Wardwell, counsel to the Registrant (included in Exhibit l).*
o	Not applicable.
p	Not applicable.
q	Not applicable.
rr	Code of Ethics of GSC Investment Corp. adopted under Rule 17j-1.*

*	To be filed by amendment.

**	Filed herewith.

***	Previously filed.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 12th day of January 2007.

GSC INVESTMENT LLC

By:	/s/ Thomas V. Inglesby

	Name:	THOMAS V. INGLESBY
	Title:	Director and Chief Executive Officer,
GSC Investment LLC

     KNOW ALL MEN BY THESE PRESENT, each person whose signature appears below hereby constitutes and appoints Thomas V. Inglesby and David L. Goret and each of them, his or her true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in any and all capacities, to sign any and all amendments to this Registration Statement and any registration statement filed pursuant to Rule 462(b) under the Securities Act, and to file the same, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Richard M. Hayden	Chairman of the Board of Directors	January 12, 2007

RICHARD M. HAYDEN

/s/ Thomas V. Inglesby	Director and Chief Executive Officer	January 12, 2007

THOMAS V. INGLESBY

/s/ Richard J. Allorto, Jr.	Chief Financial Officer	January 12, 2007

RICHARD J. ALLORTO, JR.

/s/ Robert F. Cummings, Jr.	Director	January 12, 2007

ROBERT F. CUMMINGS, JR.

INDEX OF EXHIBITS

Exhibit Number	Description

a	Form of Charter of GSC Investment Corp.*
b	Form of bylaws of GSC Investment Corp.*
c	Not applicable.
d.1	Specimen certificate of the GSC Investment Corp.’s common stock, par value $0.0001 per share.*
d.2	Form of Registration Rights Agreement dated , 2007 between GSC Investment Corp., GSCP (NJ) L.P., JP Morgan Securities, Inc., and UBS Securities LLC.*
e	Form of Dividend Reinvestment Plan.**
f.1	Form of senior secured revolving Credit Facility dated , 2007 among GSC Investment Corp., the lenders party thereto and Citibank, N.A., as administrative agent.*
f.2	Form of short-term senior secured Credit Facility dated , 2007 between GSC Partners CDO Fund III, Limited and Citibank, N.A. and JPMorgan Chase Bank, N.A.*
g	Form of Investment Advisory and Management Agreement dated , 2007 between GSC Investment LLC and GSCP (NJ) L.P.**
h	Form of Underwriting Agreement dated , 2007 between the Company and Citigroup Global Markets, Inc. and J.P. Morgan Securities Inc., as representatives of the underwriters named therein.*
i.	Not Applicable.
j	Form of Custody Agreement dated , 2007 between GSC Investment LLC and .**
k.1	Form of Transfer Agency and Registrar Agreement dated , 2007 between GSC Investment Corp. and American Stock Transfer and Trust Company.*
k.2	Form of Administration Agreement dated , 2007 between GSC Investment Corp. and GSCP (NJ) L.P.**
k.3	Form of Trademark License Agreement dated , 2007 between GSC Investment Corp. and GSCP (NJ) L.P.**
k.4	Contribution and Exchange Agreement dated October 17, 2006 among GSC Investment LLC, GSC CDO III, L.L.C., GSCP (NJ), L.P., and the other investors party thereto.***
k.5	Portfolio Acquisition Agreement dated , 2007 between GSC Investment Corp. and GSC Partners CDO Fund III, Limited.**
k.6	Form of Indemnification Agreement dated , 2007 between GSC Investment LLC and each officer and director of GSC Investment LLC.**
k.7	Form of Indemnification Agreement dated , 2007 between GSC Investment LLC and each investment committee member of GSCP (NJ) L.P.**
l	Opinion of Davis Polk & Wardwell, counsel to the Registrant.*
m.	Not applicable.
n.1	Consent of Thomas V. Inglesby pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.***
n.2	Consent of Richard M. Hayden pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.***
n.3	Consent of Robert F. Cummings, Jr. pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.***
n.4	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.***
n.5	Consent of Davis Polk & Wardwell, counsel to the Registrant (included in Exhibit l).*
o	Not applicable.
p	Not applicable.

Exhibit Number	Description

q	Not applicable.
rr	Code of Ethics of GSC Investment Corp. adopted under Rule 17j-1.*

*	To be filed by amendment.

**	Filed herewith.

***	Previously filed.